OTHER ASSETS	12 Months Ended
Jun. 30, 2018
Disclosure Of Other Assets [Abstract]
OTHER ASSETS
6.	OTHER ASSETS

	Years Ended June 30,
	2018	2017

Current
Prepayments	256,821	285,613
Rental term deposit	9,514	43,988

Other	290
Total	266,625	329,601

Non-current
Rental term deposit	-	-
Total	-	-